Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
Entity Central Index Key	0001169187
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000126665
Shareholder Report [Line Items]
Fund Name	Institutional Long Duration Credit Fund
Trading Symbol	RPLCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Institutional Long Duration Credit Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Long Duration Credit Fund	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 257,880,000
Holdings Count | Holding	551
InvestmentCompanyPortfolioTurnover	23.20%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$257,880
Number of Portfolio Holdings	551

Holdings [Text Block]
AAA Rated	1.0%
AA Rated	8.6
A Rated	34.5
BBB Rated	45.1
U.S. Treasury Securities	9.4
Reserves	1.4

Largest Holdings [Text Block]
U.S. Treasury Bonds	9.4%
AT&T	2.1
UnitedHealth Group	1.9
JPMorgan Chase	1.4
Oracle	1.2
Bank of America	1.2
Goldman Sachs Group	1.2
CVS Health	1.2
Verizon Communications	1.1
T-Mobile USA	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless